SECURITIZATIONS AND VARIABLE INTEREST ENTITIES - Mortgage Servicing Rights (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Capitalized MSRs
Balance at beginning of period	$ 1,781
Balance at end of period	1,564	$ 1,781
Mortgage servicing rights
Classification of Securitizations
Fair value of capitalized mortgage servicing rights	1,600	1,800
Principal amount of loans and other financial instruments	168,000	198,000
Capitalized MSRs
Balance at beginning of period	1,781	1,845
Originations	152	214
Changes in fair value of MSRs due to changes in inputs and assumptions	(36)	110
Other changes	(313)	(350)
Sale of MSRs	(20)	(38)
Balance at end of period	1,564	1,781	$ 1,845
MSR fees
Servicing fees	484	552	638
Late fees	14	16	25
Ancillary fees	17	31	56
Total MSR fees	515	599	$ 719
Mortgage securitizations - Non-agency-sponsored
Re-securitizations
Original par value of securities transferred to re-securitization entities		885
Fair value of re-securitizations deals in which the entity holds a retained interest	126	428
Market value of retained interest related to re-securitization transaction		132
Original par value of re-securitizations deals in which the entity holds a retained interest	1,300	3,700
Senior interests
Re-securitizations
Fair value of re-securitizations deals in which the entity holds a retained interest		18
Subordinated interests
Re-securitizations
Fair value of re-securitizations deals in which the entity holds a retained interest		410
U.S. government-sponsored agency guaranteed
Re-securitizations
Fair value of re-securitizations deals in which the entity holds a retained interest	2,300	1,800
Market value of retained interest related to re-securitization transaction	741	1,500
Securities transferred to re-securitization entities	23,900	17,800
Original fair value of re-securitizations deals in which the entity holds a retained interest	$ 71,800	$ 65,000